Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (1,597,000)	$ (2,193,000)	$ (2,663,000)	$ (2,726,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	21,000	24,000	24,000
Depreciation and amortization	1,000	11,000	14,000	20,000
Interest income on short-term investments			25,000	6,000
Impairment of long-lived assets		14,000	14,000
Loss on disposal of equipment		3,000	3,000
Loss on sublease		685,000	637,000
Net changes in operating assets and liabilities:
Prepaid expenses and other current assets	(76,000)	(47,000)	25,000	1,205,000
Other assets		(2,000)	(2,000)	1,000,000
Accounts payable	43,000	173,000	(14,000)	(3,151,000)
Accrued expenses and other current liabilities	(180,000)	(274,000)	(286,000)	(195,000)
Income taxes payable				(644,000)
Other liabilities		45,000	45,000
Net cash used in operating activities	(1,788,000)	(1,561,000)	(2,203,000)	(4,485,000)
Cash flows from investing activities:
Purchases of short-term investments	(2,490,000)	(1,494,000)	(1,494,000)	(2,229,000)
Redemptions of short-term investments	1,494,000	2,742,000	2,742,000	1,954,000
Purchases of restricted cash equivalents and short-term investments		(1,000,000)	(1,000,000)	(1,000,000)
Redemptions of restricted short-term investments	200,000	1,000,000	1,000,000
Purchases of property and equipment				(10,000)
Change in interest receivable				(3,000)
Net cash provided by(used in) investing activities	(796,000)	1,248,000	1,248,000	(1,288,000)
Cash flows from financing activities:
Proceeds from issuance of common stock through stock plans, net of repurchases				5,127,000
Distribution paid				(38,612,000)
Net cash used in financing activities				(33,485,000)
Net decrease in cash and cash equivalents	(2,584,000)	(313,000)	(955,000)	(39,258,000)
Cash and cash equivalents, beginning of year	30,113,000	31,068,000	31,068,000	70,326,000
Cash and cash equivalents, end of year	27,529,000	30,755,000	30,113,000	31,068,000
Treasury Stock (In January, 2012 25,000 shares were tendered to the Company from a non-employee board of director at a value of $7.95 per share).				$ 199,000